Nonvested Restricted Shares Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 12, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares outstanding, Beginning balance		667,372	125,000	125,000
Granted	542,372	125,000	667,372	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(328,389)	(125,000)	(125,000)
Nonvested restricted shares outstanding, Ending balance		463,983	667,372	125,000
Weighted average grant-date fair value, outstanding Beginning balance		$ 3.85	$ 4.58	$ 1.22
Nonvested restricted shares, Expected to vest		463,983
Weighted average grant-date fair value, Granted	$ 3.6875	$ 3.81	3.85	4.58
Weighted average grant-date fair value, Vested		4.01	4.58	1.22
Weighted average grant-date fair value, outstanding Ending balance		3.72	$ 3.85	$ 4.58
Weighted average grant-date fair value, Expected to vest		$ 3.72
Aggregated intrinsic value, Nonvested restricted shares outstanding		$ 1,499	$ 2,132	$ 438	$ 330
Aggregated intrinsic value, Expected to vest		$ 1,499